Other receivables and prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Statements [Line Items]
Deposits	¥ 5,172		¥ 7,344
Prepayment for goods and service	40,301		59,058
Prepayment for rental expenses	812		536
Others	25,988		31,431
Other receivables and prepayments	65,431	$ 9,487	97,895
Gross carrying amount
Statements [Line Items]
Other receivables and prepayments	72,273		98,369
Loss allowance
Statements [Line Items]
Other receivables and prepayments	¥ (6,842)		¥ (474)